BUSINESS SEGMENT AND DISAGGREGATION OF REVENUE (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE BY BUSINESS SEGMENT

The following tables present the Company’s revenue disaggregated by business segment and geography, based on management’s assessment of available data:

	Financial Years Ended December 31,
	2024	2023	2022
	$’000	$’000	$’000

Revenue from external customers
On-Highway business	25,750	26,830	24,304
Off-Highway business	32,496	32,621	26,994
Services (shipping charges)	87	70	147

	58,333	59,521	51,445

Cost of revenue
On-Highway business	20,598	21,593	19,718
Off-Highway business	26,810	27,018	22,447

	47,408	48,611	42,165

Gross profit
On-Highway business	5,152	5,237	4,586
Off-Highway business	5,686	5,603	4,547
Services (shipping charges)	87	70	147

	10,925	10,910	9,280

Operating expenses
On-Highway business	5,188	4,434	4,176
Off-Highway business	4,953	3,948	3,494

	10,141	8,382	7,670

Segment results
On-Highway business	(36)	803	410
Off-Highway business	733	1,655	1,053
Services (shipping charges)	87	70	147

	784	2,528	1,610

Segment assets
On-Highway business	14,847	15,254	16,056
Off-Highway business	24,745	23,802	24,277

	39,592	39,056	40,333